SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Nov. 30, 2016	May 31, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 9. SUBSEQUENT EVENTS From December 1 through January 13, 2017, the Company issued 120,000 shares of its common stock for services.

Note 9. SUBSEQUENT EVENTS

In July 2016, the Company entered into a Senior Secured Revolving Credit Facility Agreement (the “Credit Facility”) with TCA Global Credit Master Fund L.P. (“TCA”) for a total amount of $7.5 million. However, as of the execution date of the Credit Facility, only $1.6 million has been allocated by TCA to the Company for working capital financing and for any other purpose permitted under the terms of the Credit Facility. Energy Source Distributors, Inc. (“ESD”) is Corporate Guarantor to the Credit Facility. Under the terms of the Credit Facility, the Company is obligated to pay approximately $544,000 of transaction fees to TCA including a Transaction Advisory Fee equal to 2% of the loan commitment amount, as defined by the Credit Facility, and an Advisory Fee of $350,000 which may be paid in restricted stock or cash. On July 5, 2016 the Company borrowed $650,000 from the Credit Facility and used the proceeds to acquire ESD for $450,000; payoff the GHS loan in the amount of $32,534; $74,466 was used to pay vendors for inventory purchases and $93,000 was paid to TCA for closing fees. The credit facility has a maturity date of January 5, 2017 which may be extended for an additional six months at the lender’s discretion.

On July 5, 2016, the Company acquired all of the net assets of Energy Source Distributors, Inc. by purchasing all of the outstanding shares of ESD stock for $450,000. ESD will be operated as a wholly-owned subsidiary of HISP.

The following table presents the unaudited condensed pro forma balance sheet of the consolidated Company as of May 31, 2016:

Unaudited Pro Forma Condensed Consolidated Balance Sheet
As of May 31, 2016

			Pro Forma		Pro Forma
	HISP	ESD	Adjustments	Notes	Combined
Current assets:
Cash and equivalents	$27,241	$270,394	$(270,394)	(a)	$27,241
Accounts receivable	1,692	345,058	(345,058)	(a)	1,692
Prepaid expenses	14,740	6,728	(6,728)	(a)	14,740
Inventory	12,887	234,705	(234,705)	(a)	12,887
Total current assets	56,560	856,885	(856,885)		56,560

Property and equipment, net	—	204,578	(139,578)	(a)	65,000

Other assets	—	—	375,000	(c)	375,000

Total assets	$56,560	$1,061,463	$(621,463)		$496,560

Current Liabilities
Accounts payable and accrued expenses	$28,051	$95,707	$(41,707)	(a)	$82,051
Other current liabilities	20,880				20,880
Notes payable	31.500	47,217	485,783	(a) (b)	564,500
Total current liabilities	80,431	142,924	444,076		667,431

Other liabilities
Notes payable	55,025	—	—		55,025
Total liabilities	135,456	142,924	444,076		722,456

Total Stockholders' Equity (Deficiency):	(78,896)	918,539	(1,065,539)		(225,896)

Total Liabilities and Stockholders' Equity (Deficiency)	$56,560	$1,061,463	$(621,463)		$496,560

See accompanying notes to the Unaudited Pro Forma Condensed Consolidated Financial Information.

The following table presents the unaudited condensed pro forma statements of operations of the consolidated Company for the year ended May 31, 2016:

Unaudited Pro Forma Condensed Consolidated Statement of Operations
For the year ended May 31, 2016

			Pro Forma		Pro Forma
	HISP	ESD	Adjustments	Notes	Combined

Product sales, net	$193,734	$2,775,113	$—		$2,968,847
Cost of goods sold	215,997	2,091,010	—		2,307,007
Gross income	(22,263)	684,103	—		661,840

Selling general and administrative expenses	342,506	555,177	10,000	(d)	907,683

Net income/(loss) before other expenses	(364,769)	128,926	(10,000)		(245,843)

Other income and (expenses)	(35,438)	(1,225)	(147,000)	(e)	(183,663)

Net income/(loss)	$(400,207)	$127,701	$(157,000)		$(429,506)

See accompanying notes to the Unaudited Pro Forma Condensed Consolidated Financial Information

Note 1. — Basis of presentation

The unaudited pro forma condensed Consolidated financial statements are based on the Company’s historical financial statements as adjusted to give effect to the acquisition of Energy Source Distributors, Inc. (“ESD”) and the debt issuance necessary to finance the acquisition. The unaudited pro forma Consolidated statement of operations for the year ended May 31, 2016 gives effect to the ESD acquisition as if it had occurred on June 1, 2015. The unaudited pro forma consolidated balance sheet as of May 31, 2016 gives effect to the ESD acquisition as if it had occurred on May 31, 2016.

Note 2 — Preliminary purchase price allocation

On July 5, 2016, the Company acquired all of the outstanding stock of ESD and certain assets from ESD for total consideration of $450,000. The Company financed the acquisition by borrowing the purchase price and closing fees from TCA. The unaudited pro forma condensed consolidated financial information includes various assumptions, including those related to the preliminary purchase price allocation of the assets acquired from ESD based on management’s best estimates of fair value.

The final purchase price allocation may vary based on final appraisals, valuations and analyses of the fair value of the acquired assets and assumed liabilities. Accordingly, the pro forma adjustments are preliminary and have been made solely for illustrative purposes.

The following table shows the preliminary allocation of the purchase price for ESD to the acquired identifiable assets and pro forma goodwill:

Total purchase price	$450,000
Property and equipment	75,000
Total intangible assets	$375,000

Note 3 — Pro forma adjustments

The pro forma adjustments are based on our preliminary estimates and assumptions that are subject to change. The following adjustments have been reflected in the unaudited pro forma condensed combined financial information:

Adjustments to the pro forma condensed combined balance sheet

(a) Reflects the preliminary fair value adjustment of $75,000 to the acquired property and equipment

(b) Reflects the term loan issuance of $543,000 necessary to finance the acquisition

(c) Reflects the preliminary estimate of intangible assets, which represents customer lists, work force and the excess of the purchase price over the fair value of ESD’s identifiable assets acquired as shown in Note 2

Adjustments to the pro forma condensed statements of operations

(d) Reflects the estimated depreciation and amortization expense related to the acquired property and equipment as discussed in Note 3(a)

(e) Reflects the additional interest expense related to the loan issuance of $543,000 with a fixed 12% annual interest rate.

Note 4 — Commitments

In connection with the acquisition of ESD, the Company assumed a lease for approximately 12,000 square feet of warehouse space located in Gilroy, California at a base rent of $5,248 per month. The lease terminates on June 30, 2021. In addition, the Company entered into an employment agreement with a general manager for a period of one year at a cost of $58,000. The employment agreement expires in July 2017.